Financial Instruments - Summary of Movements in Provision for Impairment of Receivables from Financial Services, Trade Receivables and Due from Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Receivables from financial services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Opening	₺ 10,170
Provision for impairment recognized during the year	117,293	₺ 11,593
Amounts collected	(37,503)	(1,423)
Unused amount reversed	(16,968)
Closing balance	72,992	10,170
Trade receivables and due from related parties [member]
Disclosure of financial assets that are either past due or impaired [line items]
Opening	964,311	816,373
Provision for impairment recognized during the year	180,948	452,767
Amounts collected	(224,460)	(251,553)
Exchange differences	3,128	5,038
Receivables written off during the year as uncollectible	(138,529)	(58,314)
Unused amount reversed	(79,958)
Closing balance	₺ 705,440	₺ 964,311